UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                  CB CORE EQUITY FUND
                                                           JULY 31, 2006 (UNAUDITED)


------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 91.2%
------------------------------------------------------------------------------------
                                                            SHARES          VALUE
                                                         ------------   ------------
BASIC MATERIALS -- 2.8%
CHEMICALS -- 1.1%
    Praxair                                                  10,680     $   585,691
                                                                        ------------
METALS -- 1.7%
    Nucor                                                     9,280         493,418
    Phelps Dodge                                              4,950         432,333
                                                                        ------------
                                                                            925,751
                                                                        ------------
    Total Basic Materials                                                 1,511,442
                                                                        ------------
CONSUMER MERCHANDISE -- 4.3%
RETAIL - APPAREL -- 1.3%
    Chico's FAS*                                             11,250         254,812
    Nordstrom                                                14,080         482,944
                                                                        ------------
                                                                            737,756
                                                                        ------------
RETAIL - GENERAL MERCHANDISE -- 0.8%
    Target                                                    8,995         413,050
                                                                        ------------
RETAIL - SPECIALTY -- 2.2%
    Lowe's                                                   17,840         505,764
    Staples                                                  32,917         711,666
                                                                        ------------
                                                                          1,217,430
                                                                        ------------
    Total Consumer Merchandise                                            2,368,236
                                                                        ------------
CONSUMER NON-DURABLES -- 8.6%
BEVERAGES - ALCOHOLIC -- 0.9%
    Constellation Brands, Cl A*                              19,580         478,927
                                                                        ------------
BEVERAGES - SOFT -- 2.6%
    Pepsi Bottling Group                                     25,275         840,394
    PepsiCo                                                   8,842         560,406
                                                                        ------------
                                                                          1,400,800
                                                                        ------------
CONSUMER PRODUCTS -- 1.1%
    Procter & Gamble                                         11,087         623,089
                                                                        ------------
FOODS -- 2.2%
    Archer-Daniels-Midland                                   27,040       1,189,760
                                                                        ------------
LEISURE - PRODUCTS -- 1.8%
    Harley-Davidson                                          17,675       1,007,475
                                                                        ------------
    Total Consumer Non-Durables                                           4,700,051
                                                                        ------------




THE ADVISORS' INNER CIRCLE FUND                                  CB CORE EQUITY FUND
                                                           JULY 31, 2006 (UNAUDITED)


------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
------------------------------------------------------------------------------------
                                                            SHARES          VALUE
                                                         ------------   ------------
CONSUMER SERVICES -- 6.9%
CONSULTING SERVICES -- 1.1%
    Corporate Executive Board                                 6,365     $   598,310
                                                                        ------------
LODGING/HOTELS/GAMING -- 4.1%
    Choice Hotels International                              12,075         514,637
    Harrah's Entertainment                                   12,565         755,282
    Scientific Games, Cl A*                                  28,140         955,916
                                                                        ------------
                                                                          2,225,835
                                                                        ------------
MEDIA -- 1.1%
  MULTIMEDIA -- 1.1%
    News, Cl A                                               31,456         605,213
                                                                        ------------
RESTAURANTS -- 0.6%
    Sonic*                                                   16,373         322,211
                                                                        ------------
    Total Consumer Services                                               3,751,569
                                                                        ------------
ENERGY -- 10.1%
OIL EQUIPMENT & SERVICE -- 1.4%
    Nabors Industries Ltd.*                                  21,930         774,568
                                                                        ------------
OIL EXPLORATION & PRODUCTION -- 1.8%
    Headwaters*                                              14,180         328,125
    Noble Energy                                             12,325         623,768
                                                                        ------------
                                                                            951,893
                                                                        ------------
OIL INTEGRATED -- 6.9%
    Chevron                                                   8,194         539,001
    ConocoPhillips                                           15,378       1,055,546
    Suncor Energy                                            12,185         987,594
    Valero Energy                                            17,925       1,208,683
                                                                        ------------
                                                                          3,790,824
                                                                        ------------
    Total Energy                                                          5,517,285
                                                                        ------------
FINANCIAL SERVICES -- 20.4%
BANKS -- 7.9%
  REGIONAL -- 3.7%
    Regions Financial                                        30,185       1,095,414
    Zions Bancorporation                                     11,140         915,040
                                                                        ------------
                                                                          2,010,454
                                                                        ------------




THE ADVISORS' INNER CIRCLE FUND                                  CB CORE EQUITY FUND
                                                           JULY 31, 2006 (UNAUDITED)


------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
------------------------------------------------------------------------------------
                                                            SHARES          VALUE
                                                         ------------   ------------
BANKS -- CONTINUED
  SUPER REGIONAL -- 4.2%
    Bank of America                                          15,950     $   821,903
    Wachovia                                                 10,622         569,658
    Wells Fargo                                              12,720         920,165
                                                                        ------------
                                                                          2,311,726
                                                                        ------------
                                                                          4,322,180
                                                                        ------------
FINANCIAL MISCELLANEOUS -- 5.9%
  CREDIT CARD -- 0.8%
    Capital One Financial                                     5,645         436,641
                                                                        ------------
  DIVERSIFIED -- 2.5%
    Citigroup                                                28,983       1,400,169
                                                                        ------------
  INVESTMENT BANKERS/BROKERS -- 2.6%
    Charles Schwab                                           43,065         683,872
    Goldman Sachs Group                                       4,710         719,452
                                                                        ------------
                                                                          1,403,324
                                                                        ------------
                                                                          3,240,134
                                                                        ------------
INSURANCE -- 6.6%
  LIFE INSURANCE -- 3.9%
    Aflac                                                    29,203       1,289,020
    Lincoln National                                         14,745         835,747
                                                                        ------------
                                                                          2,124,767
                                                                        ------------
  MULTI-LINE INSURANCE -- 2.7%
    Hartford Financial Services Group                         6,480         549,763
    Metlife                                                  17,800         925,600
                                                                        ------------
                                                                          1,475,363
                                                                        ------------
                                                                          3,600,130
                                                                        ------------
    Total Financial Services                                             11,162,444
                                                                        ------------
HEALTHCARE -- 10.7%
HEALTHCARE SERVICES -- 1.2%
  HMOS -- 1.2%
    Aetna                                                    21,090         664,124
                                                                        ------------
MEDICAL PRODUCTS -- 3.6%
  INSTRUMENTS -- 1.8%
    Medtronic                                                13,390         676,463
    PerkinElmer                                              15,690         282,891
                                                                        ------------
                                                                            959,354
                                                                        ------------




THE ADVISORS' INNER CIRCLE FUND                                  CB CORE EQUITY FUND
                                                           JULY 31, 2006 (UNAUDITED)


------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
------------------------------------------------------------------------------------
                                                            SHARES          VALUE
                                                         ------------   ------------
MEDICAL PRODUCTS -- CONTINUED
  PRODUCTS -- 1.8%
    Dentsply International                                    8,870     $   277,631
    Stryker                                                  15,744         716,509
                                                                        ------------
                                                                            994,140
                                                                        ------------
                                                                          1,953,494
                                                                        ------------
PHARMACEUTICALS -- 5.9%
  MEDICAL DRUGS -- 5.9%
    Abbott Laboratories                                       7,640         364,963
    AstraZeneca ADR                                          15,365         937,726
    Medco Health Solutions*                                   9,410         558,295
    Pfizer                                                   15,165         394,138
    Schering-Plough                                          27,275         557,501
    Wyeth                                                     8,440         409,087
                                                                        ------------
                                                                          3,221,710
                                                                        ------------
    Total Healthcare                                                      5,839,328
                                                                        ------------
INDUSTRIAL -- 10.1%
AEROSPACE/DEFENSE -- 1.1%
    Lockheed Martin                                           7,175         571,704
                                                                        ------------
ENGINES -- 1.8%
    Cummins                                                   8,395         982,215
                                                                        ------------
MACHINERY -- 1.3%
    Caterpillar                                              10,100         715,787
                                                                        ------------
MANUFACTURING -- 4.5%
    General Electric                                         29,903         977,529
    Lennar, Cl A                                              9,125         408,161
    Parker Hannifin                                          14,975       1,081,794
                                                                        ------------
                                                                          2,467,484
                                                                        ------------
TRANSPORTATION -- 1.4%
    Burlington Northern Santa Fe                             11,235         774,204
                                                                        ------------
    Total Industrial                                                      5,511,394
                                                                        ------------
TECHNOLOGY -- 12.7%
COMPUTER HARDWARE -- 2.0%
  COMPUTERS -- 2.0%
    Apple Computer*                                           7,570         514,457
    Dell*                                                    26,054         564,851
                                                                        ------------
                                                                          1,079,308
                                                                        ------------




THE ADVISORS' INNER CIRCLE FUND                                  CB CORE EQUITY FUND
                                                           JULY 31, 2006 (UNAUDITED)


------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
------------------------------------------------------------------------------------
                                                            SHARES          VALUE
                                                         ------------   ------------
COMPUTER SOFTWARE -- 2.2%
  SYSTEMS -- 2.2%
    Adobe Systems*                                           13,975     $   398,427
    Autodesk*                                                10,620         362,248
    Microsoft                                                19,223         461,929
                                                                        ------------
                                                                          1,222,604
                                                                        ------------
SEMICONDUCTORS -- 2.0%
  SEMICONDUCTORS -- 2.0%
    Broadcom, Cl A*                                          28,745         689,592
    Novellus Systems*                                        16,135         408,377
                                                                        ------------
                                                                          1,097,969
                                                                        ------------
TELECOMMUNICATIONS -- 6.5%
  TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 0.5%
    Corning*                                                 15,440         294,441
                                                                        ------------
  WIRELESS EQUIPMENT -- 6.0%
    Harris                                                   28,745       1,309,335
    Motorola                                                 38,915         885,705
    Nokia ADR                                                29,435         584,285
    Qualcomm                                                 12,985         457,851
                                                                        ------------
                                                                          3,237,176
                                                                        ------------
                                                                          3,531,617
                                                                        ------------
    Total Technology                                                      6,931,498
                                                                        ------------
UTILITIES - ELECTRIC & GAS -- 3.6%
ELECTRIC -- 3.6%
    Duke Energy                                              21,050         638,236
    PPL                                                      19,195         653,014
    TXU                                                      10,600         680,838
                                                                        ------------
    Total Utilities - Electric & Gas                                      1,972,088
                                                                        ------------
UTILITIES - TELEPHONE -- 1.0%
TELEPHONE - INTEGRATED -- 1.0%
    Alltel                                                    8,440         465,635
    Windstream                                                8,726         109,337
                                                                        ------------
    Total Utilities - Telephone                                             574,972
                                                                        ------------

    TOTAL COMMON STOCK
        (Cost $40,000,983)                                               49,840,307
                                                                        ------------




THE ADVISORS' INNER CIRCLE FUND                                  CB CORE EQUITY FUND
                                                           JULY 31, 2006 (UNAUDITED)


------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 9.0%
------------------------------------------------------------------------------------
                                                            SHARES          VALUE
                                                         ------------   ------------
    HighMark Diversified Money Market Fund, 5.030%**      2,188,177     $ 2,188,177
    HighMark U.S. Government Money Market Fund, 4.850%**  2,188,178       2,188,178
    Union Bank of California Money Market Fund, 4.380%**    522,400         522,400
                                                                        ------------

    TOTAL SHORT-TERM INVESTMENTS
        (Cost $4,898,755)                                                 4,898,755
                                                                        ------------

    TOTAL INVESTMENTS -- 100.2%
        (Cost $44,899,738)+                                             $54,739,062
                                                                        ============
         PERCENTAGES ARE BASED ON NET ASSETS OF $54,650,228.
       * NON-INCOME PRODUCING SECURITY.
      ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.
     ADR AMERICAN DEPOSITARY RECEIPT
      CL CLASS
    LTD. LIMITED
       + AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $44,899,738, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE
         $11,157,937 AND $(1,318,613), RESPECTIVELY.

         FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
         AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S
         MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           -------------------------------
                                           James F. Volk
                                           President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           -------------------------------
                                           James F. Volk
                                           President

Date: September 29, 2006

By (Signature and Title)*                  /s/ Michael Lawson
                                           -------------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.